Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
Global X FTSE Denmark 20 ETF (Prospectus Summary) | Global X FTSE Denmark 20 ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global X FTSE Denmark 20 ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Global X FTSE Denmark 20 ETF ("Fund") (formerly Global X FTSE Denmark 30
ETF) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Denmark 20 Index ("Underlying
Index").
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The
Fund had not yet commenced investment operations as of the most recent fiscal year. Thus, no portfolio turnover rate is provided for the Fund.
Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commission when buying and selling Shares.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund will invest at least 80% of its total assets in the securities of the
Underlying Index and in ADRs and GDRs based on the securities in the Underlying
Index. The Fund will invest at least 80% of its total assets in securities of companies that are domiciled in, principally traded in or whose revenues are primarily from Denmark. The Fund's 80% investment policies are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Underlying Index is designed to reflect broad based equity market performance in Denmark. The index is comprised of the top 20 eligible Danish companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is
FTSE International Limited ("FTSE").

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to
"beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will generally use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying
Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the
Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying
Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the
Fund is an actual investment portfolio. The performance of the Fund and the
Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.
If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Risk, Heading	rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's
Strategies and Risks section of the Prospectus and in the Statement of
Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk: Because the Fund's NAV is determined in U.S. dollars, the Fund's
NAV could decline if Denmark's currency depreciates against the U.S. dollar.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

European Economic Risk: The economies of Europe are highly dependent on each other, both as key trading partners and as in many cases as fellow members maintaining the euro. Reduction in trading activity among European countries may cause an adverse impact on each nation's individual economies. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels, ability to service debt, and potential for defaults of several European countries, including Greece, Spain,
Ireland, Italy and Portugal.

Foreign Security Risk:Investments in the securities of foreign issuers are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States' exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR)
is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. The Fund is particularly exposed to
European Economic Risk.

Geographic Risk: A natural disaster could occur in Denmark.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk:The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the
Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Risks Related to Investing in Denmark: Because Denmark's economy is heavily dependent on the export of machinery and instruments, depressed demand for industrial equipment may have material impact on the Fund's investments. As a member of the European Union, the Danish economy may be materially affected by developments in other member states or the European Union as a whole. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed in the near future, which may adversely impact investments in the Fund.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Securities Market Risk: Because the securities markets in Denmark are small in size, underdeveloped, and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in Denmark are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Small- and Mid-Capitalization Companies Risk: Small- and mid-capitalization companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. In addition, these companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies.

Tracking Error Risk: The performance of the Fund may diverge from that of the
Underlying Index.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's
Shares.
Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund has not commenced operations as of the date of this prospectus. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this prospectus. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.
Global X FTSE Denmark 20 ETF (Prospectus Summary) | Global X FTSE Denmark 20 ETF | Global X FTSE Denmark 20 ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees:	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160

[1]	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year of operations.